Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 15, 2017	Jun. 30, 2017	Dec. 31, 2016
Annual Principal Payments [Abstract]
Total		$ 222,045	$ 210,130
Forecast [Member]
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2018	$ 17,493
Twelve month period ending June 30, 2019	18,481
Twelve month period ending June 30, 2020	80,418
Twelve month period ending June 30, 2021	38,304
Twelve month period ending June 30, 2022	48,437
Total	$ 203,133